Schedule I — Investments $ in Thousands	Dec. 31, 2023 USD ($)
Bonds:
Fixed Maturities Value	$ 765,590
Common stocks:
Equity Securities Value	26,208
Equity Securities Cost	24,056
Investments Value	955,668
Investments Cost	938,225
Bonds [Member]
Bonds:
Fixed Maturities Value	767,584
Fixed Maturities Cost	789,619
Foreign governments | Bonds [Member]
Bonds:
Fixed Maturities Value	9,376
Fixed Maturities Cost	10,087
Public utilities | Bonds [Member]
Bonds:
Fixed Maturities Value	32,175
Fixed Maturities Cost	32,278
All other corporate bonds | Bonds [Member]
Bonds:
Fixed Maturities Value	706,549
Fixed Maturities Cost	722,068
Redeemable preferred stock | Bonds [Member]
Bonds:
Fixed Maturities Value	19,484
Fixed Maturities Cost	25,186
Public utilities
Common stocks:
Equity Securities Value	20
Equity Securities Cost	20
Banks, trust and insurance companies
Common stocks:
Equity Securities Value	10,859
Equity Securities Cost	9,509
Industrial, miscellaneous and all other
Common stocks:
Equity Securities Value	14,811
Equity Securities Cost	13,553
Nonredeemable preferred stocks
Common stocks:
Equity Securities Value	518
Equity Securities Cost	975
Short-term investments
Common stocks:
Investments Value	42,157
Investments Cost	42,157
Other long-term investments
Common stocks:
Investments Value	116,197
Investments Cost	116,340
Equity-method investments measured at fair value
Common stocks:
Investments Value	3,522
Investments Cost	$ 8,210